Condensed Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - USD ($)			6 Months Ended
	Feb. 14, 2020	Feb. 03, 2020	Jun. 30, 2020
Statement of Stockholders' Equity [Abstract]
Shares are subject to forfeiture	656,250		750,000
Stock split		The Company conducted a 1:575 stock split and reclassification for each share outstanding
Share outstanding, description		The Company conducted a 1:575 shares for each share outstanding (Note 4).
Stock issued net of offering costs			$ 397,618,900